CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 4,568	27,652	(18,219)	67,102
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation of property and equipment	4,081	24,704	23,328	16,560
Depreciation of leased automobiles held for sale	4,300	26,033	17,900	2,251
Deferred tax benefits	598	3,619	(13,629)	(5,679)
Amortization of land use rights	93	565	565	255
Amortization of intangible assets	515	3,120	2,559	1,547
Gain on disposal of property and equipment	(849)	(5,137)	(683)	(1,410)
Loss from impairment of intangible assets	281	1,700	26,450
Changes in operating assets and liabilities:
Accounts receivable	(646)	(3,913)	7,562	18,900
Inventories	2,511	15,198	83,534	(169,467)
Leased automobiles held for sale	(7,442)	(45,049)	(76,755)	(150,000)
Advances to suppliers	(25,260)	(152,918)	(96,131)	211,837
Prepaid expenses and other current assets	(1,044)	(6,319)	8,734	59,289
Accounts payable	115	693	(6,110)	7,067
Bills payable	(25,001)	(151,351)	(2,058)	75,767
Advances from customers	990	5,996	1,984	(45,617)
Deposits from third parties				(85,856)
Accrued expenses and other current liabilities	12,185	73,766	115,085	(4,407)
Taxes payable	1,094	6,624	20,807	(107,803)
Amounts due from related parties	(8,755)	(53,000)
Net cash (used in) provided by operating activities	(37,666)	(228,017)	94,923	(109,664)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(38,073)	(230,480)	(167,070)	(85,770)
Prepayments for construction				(131,250)
Purchase of long-term investments	(1,858)	(11,250)
Disposal of property and equipment	3,876	23,463	9,033	3,936
Acquisition of subsidiaries, net of cash acquired				(108,224)
Loans to third parties				(15,000)
Repayments of loans provided to third parties			22,400
Deposits to third parties	(5,947)	(36,000)	(5,000)	(26,117)
Repayments of deposits to third parties	793	4,800	30,917	21,100
Deposit for a business acquisition				(173,000)
Repayment of deposit for a business acquisition			173,000
Amounts due from related parties			17,027	(36,157)
Prepayments for purchase of properties - Third party (Note 13)	(22,871)	(138,453)
Prepayments for purchase of properties - Related party (Note 13)	(50,014)	(302,769)
Net cash (used in) provided by investing activities	(114,094)	(690,689)	80,307	(550,482)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	248,240	1,502,769	991,319	823,222
Repayments of short-term loans	(189,596)	(1,147,756)	(996,928)	(782,556)
Proceeds from long-term loans	6,608	40,000
Repayments of long-term loans	(165)	(1,000)
Proceeds received from capital contribution by noncontrolling interests	49,556	300,000
Payment of deferred initial public offering costs				(11,488)
Borrowings from third parties	1,276	7,725
Amounts due to related parties			(10,000)	(3,553)
Amounts due from related parties	9,553	57,830
Restricted cash	17,642	106,800	(2,105)	(5,936)
Net cash provided by (used in) financing activities	143,114	866,368	(17,714)	19,689
Net (decrease) increase in cash and cash equivalents	(8,646)	(52,338)	157,516	(640,457)
Cash and cash equivalents, beginning of year	52,680	318,909	161,393	801,850
Cash and cash equivalents, end of year	44,034	266,571	318,909	161,393
Supplementary disclosure of cash flow information:
Interest expenses paid	9,535	57,725	63,634	39,627
Income tax paid	$ 4,477	27,104	5,757	149,561